FAIR VALUE MEASUREMENT- Assets measured at fair value on recurring basis (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	$ 62,715	$ 65,975	$ 75,370
U.S. government and agency obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	19,957	14,103	9,424
Mortgage-backed securities - U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	38,948	47,762	61,583
Mortgage-backed securities - non-agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	3,792	4,103	4,357
FHLMC preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	18	7	6
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	62,715	65,975	75,370
Fair Value, Measurements, Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	18	7	6
Fair Value, Measurements, Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	62,697	65,968	75,364
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale
Fair Value, Measurements, Recurring | U.S. government and agency obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	19,957	14,103	9,424
Fair Value, Measurements, Recurring | U.S. government and agency obligations | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale
Fair Value, Measurements, Recurring | U.S. government and agency obligations | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	19,957	14,103	9,424
Fair Value, Measurements, Recurring | U.S. government and agency obligations | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale
Fair Value, Measurements, Recurring | Mortgage-backed securities - U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	38,948	47,762	61,583
Fair Value, Measurements, Recurring | Mortgage-backed securities - U.S. government agencies | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale
Fair Value, Measurements, Recurring | Mortgage-backed securities - U.S. government agencies | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	38,948	47,762	61,583
Fair Value, Measurements, Recurring | Mortgage-backed securities - U.S. government agencies | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale
Fair Value, Measurements, Recurring | Mortgage-backed securities - non-agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	3,792	4,103	4,357
Fair Value, Measurements, Recurring | Mortgage-backed securities - non-agency | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale
Fair Value, Measurements, Recurring | Mortgage-backed securities - non-agency | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	3,792	4,103	4,357
Fair Value, Measurements, Recurring | Mortgage-backed securities - non-agency | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale
Fair Value, Measurements, Recurring | FHLMC preferred stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	18	7	6
Fair Value, Measurements, Recurring | FHLMC preferred stock | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale	18	7	6
Fair Value, Measurements, Recurring | FHLMC preferred stock | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale
Fair Value, Measurements, Recurring | FHLMC preferred stock | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment and mortgage-backed securities available for sale